TAXES - Effective rate reconciliation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of statutory rates to effective tax rate
China Statutory income tax rate	25.00%	25.00%	25.00%
Non-taxable items		0.20%	0.40%
Non-PRC entity not subject PRC income tax	(19.20%)
Effect of tax holiday and preferential tax rate	(4.70%)	(20.00%)	(29.30%)
Effect of change in tax rate		(2.80%)
Change in valuation allowance	(2.20%)	10.70%	13.50%
Others		(0.20%)	(1.80%)
Effective tax rate	(1.10%)	12.90%	7.80%
PRC
Statutes of limitations
Statutes of limitations for underpayment of taxes	3 years
Statutes of limitations for underpayment of taxes under special circumstances	5 years
Statutes of limitations for underpayment of taxes under special circumstances threshold	¥ 0.1
Statutes of limitations for underpayment of taxes for related party transaction	10 years